BORROWINGS - Movements in Borrowings (Details) - USD ($) $ in Thousands								2 Months Ended	12 Months Ended
	Oct. 23, 2021	Dec. 31, 2020	Oct. 31, 2020	Apr. 01, 2020	Mar. 26, 2020	Mar. 24, 2020	Mar. 23, 2020	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of year									$ 12,240	$ 25,968	$ 51,386
Borrowings related to business combination									3,010	2,538	13,969
Proceeds from new borrowings									0	13,500	155,108
Payments of borrowings									(10,760)	(30,216)	(196,202)
Accrued interest									2,491	915	2,299
Foreign exchange									(3,127)	(375)	(592)
Translation									(155)	(90)	0
TOTAL		$ 25,968							3,699	12,240	$ 25,968
Banco Santander Loan | Sistemas Globales S.A.
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings	$ 10,061			$ 75,000		$ 11,000	$ 64,000
Payments of borrowings									(9,030)
Banco Santander Loan | Hybrido Worldwide, S.L.
Disclosure of detailed information about borrowings [line items]
Payments of borrowings									$ (808)
Banco Santander Loan | Globant LLC
Disclosure of detailed information about borrowings [line items]
Payments of borrowings					$ (126,927)
Banco Santander Loan | Avanxo Colombia
Disclosure of detailed information about borrowings [line items]
Payments of borrowings					$ (523)
A&R Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Payments of borrowings		$ (30,080)	$ (20,188)							$ (25)
A&R Credit Agreement | Globant LLC | Grupo Assa
Disclosure of detailed information about borrowings [line items]
Payments of borrowings								$ (12,636)